Loss per Share (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic and diluted loss per share
	30 June 2021	30 June 2020	30 June 2019
	A$	A$	A$

Basic/Diluted loss per share (in cents)	3.79	1.66	3.22

a) Net loss used in the calculation of basic and diluted loss per share	8,384,465	2,927,206	4,656,421

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	221,062,229	176,393,354	144,740,535